SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used
Year ended December 31,
2016
Using binomial model
Risk-free interest rate	2.0%
Volatility	50%
Expected term (in years)	10
Exercise price	$1.227
Dividend yield	-

Summary of information with respect to share options outstanding
	Options outstanding				Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Weighted average intrinsic value	Number of exercisable	Weighted average remaining contractual life	Weighted average exercise price	Weighted average intrinsic value
$ 0.01 ~ $ 0.18	139,094,101	5.40	$0.06	$5,754	117,561,450	5.11	$0.06	$4,863
	139,094,101			$5,754	117,561,450			$4,863

	Options outstanding			Options exercisable
The exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable	Weighted average remaining contractual life	Weighted average exercise price
$0.3	35,281,500	9.19	$0.30	13,333,151	9.19	$0.30

	35,281,500			13,333,151

Summary of the activity of the stock options granted
		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value

Balance, December 31, 2017	141,481,616	$0.48	$0.64

Exercised	(2,268,420)	$0.06	$0.66
Forfeited	(119,095)	$0.16	$0.15

Balance, December 31, 2018	139,094,101	$0.06	$0.64

Exercisable, December 31, 2018	117,561,450	$0.06

Expected to vest, December 31, 2018	21,532,651	$0.06

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
Balance, December 31, 2017	—	$—	$—
Granted	36,461,500	$0.30	$0.52
Exercised	—	$—	$—
Forfeited	(1,180,000)	$0.30	$0.52
Balance, December 31, 2018	35,281,500	$0.30	$0.52
Exercisable, December 31, 2018	13,333,151	$0.30	$0.52
Expected to vest, December 31, 2018	21,948,349	$0.30	$0.52

Summary of the nonvested restricted shares activity
	Weighted	Weighted average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2017	10,802,683	$0.95

Granted	88,935,342	$0.14
Vested	(8,404,575)	$0.47
Forfeited	(17,561,071)	$0.18

Outstanding as of December 31, 2018	73,772,379	$0.21

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
Year ended December 31,
2018

Risk-free interest rate (1)	2.82%
Volatility (2)	28%- 55%
Expected term (in years) (3)	10
Exercise price (4)	$0.3
Dividend yield (5)	—
Fair value of underlying ordinary share (6)	$0.75

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(6)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third party appraiser.

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses and loss from the operations of the discontinued operations

	Years ended December 31,
	2016	2017	2018

Gross amount:
Selling and marketing	$770	$598	$1,927
Research and development	1,363	1,092	1,142
General and administrative	21,411	26,326	28,534

Total share-based compensation expense	$23,544	$28,016	$31,603